Pro Forma Net Income and Earnings per Share (Unaudited)	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Pro Forma Net Income and Earnings per Share (Unaudited)
Computation of Earnings (Loss) Per Share
The following table sets forth the components used in the computation of basic and diluted earnings (loss) per share for the three months ended March 31, 2017 and 2016:

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands, except per share amounts)
Numerator:
Net income (loss) attributable to The New Home Company Inc.	$846	$(814)

Denominator:
Basic weighted-average shares outstanding	20,767,464	20,599,014
Effect of dilutive shares:
Stock options and unvested restricted stock units	131,799	—
Diluted weighted-average shares outstanding	20,899,263	20,599,014

Basic earnings (loss) per share attributable to The New Home Company Inc.	$0.04	$(0.04)
Diluted earnings (loss) per share attributable to The New Home Company Inc.	$0.04	$(0.04)

Antidilutive stock options and unvested restricted stock units not included in diluted earnings (loss) per share	846,018	1,214,427
Computation of Earnings Per Share
Basic and diluted earnings per share for the years ended December 31, 2016, 2015 and 2014 give effect to the conversion of the Company’s members’ equity into common stock on January 30, 2014 as though the conversion had occurred as of the beginning of the reporting period or the original date of issuance, if later. The number of shares converted was based on the actual IPO price of $11.00 per share.
The following table sets forth the components used in the computation of basic and diluted earnings per share for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands, except per share amounts)
Numerator:
Net income attributable to The New Home Company Inc.	$21,022	$21,688	$4,787

Denominator:
Basic weighted-average shares outstanding	20,685,386	16,767,513	15,927,917
Effect of dilutive shares:
Stock options and unvested restricted stock units	106,059	173,575	41,282
Diluted weighted-average shares outstanding	20,791,445	16,941,088	15,969,199

Basic earnings per share attributable to The New Home Company Inc.	$1.02	$1.29	$0.30
Diluted earnings per share attributable to The New Home Company Inc.	$1.01	$1.28	$0.30

Antidilutive stock options and unvested restricted stock units not included in diluted earnings per share	849,977	7,414	796,864
Pro Forma Net Income and Earnings per Share (Unaudited)
The pro forma amounts reflect the income tax provision as if the Company was a taxable corporation as of the beginning of the period, and assume the Company filed a consolidated tax return for the periods presented.
For the year ended December 31, 2014, the pro forma tax provision assumes the Company's taxable income for the year would have included pretax income earned between January 1, 2014 and January 30, 2014, prior to the conversion to a taxable corporation. In addition, a net deferred income tax asset of $1.5 million was recognized as a result of the conversion to a taxable entity during the first quarter of 2014. However, the pro forma results exclude the effect of the conversion adjustment because of its nonrecurring nature.
Basic and diluted earnings per share and pro forma basic and diluted earnings per share give effect to the conversion of the Company's members' equity into common stock on January 30, 2014 as though the conversion had occurred as of the beginning of the reporting period or the original date of issuance, if later. See Note 2.

Year Ended December 31,
2014

Income before taxes	$5,003
Pro forma income tax provision to reflect the conversion to a C Corporation	(1,648)
Pro forma net income	3,355
Net loss attributable to noncontrolling interests	30
Pro forma net income attributable to The New Home Company Inc.	$3,385
Pro forma basic earnings per share attributable to The New Home Company Inc.	$0.21
Pro forma diluted earnings per share attributable to The New Home Company Inc.	$0.21